INVENTORIES	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,	June 30,
	2018	2019

Raw materials	$15,065	$16,227
Work in progress	374	783
Finished products	38,070	56,890

	$53,509	$73,900

During the six-month ended June 30, 2018 and 2019 the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $ 1,106 and $ 1,112, respectively that have been included in cost of revenues.